UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22092

Oppenheimer Global Value Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 7/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2013 / Unaudited

	Shares	Value
Common Stocks—98.3%
Consumer Discretionary—28.8%
Diversified Consumer Services—1.4%
Ascent Capital Group, Inc., Cl. A1	36,990	$2,874,493
Internet & Catalog Retail—2.9%
Blue Nile, Inc.[1]	90,430	3,511,397
Rakuten, Inc.	185,603	2,501,360

		6,012,757
Media—21.9%
AMC Networks, Inc., Cl. A1	25,570	1,745,408
Cablevision Systems Corp., Cl. A	249,875	4,670,164
Grupo Televisa SAB, Sponsored ADR	185,550	5,028,405
Liberty Global plc, Cl. A1	47,370	3,842,654
Madison Square Garden Co. (The), Cl. A1	68,240	4,024,113
News Corp., Cl. A1	161,662	2,575,276
Scripps Networks Interactive, Inc., Cl. A	80,000	5,661,600
Sky Deutschland AG1	247,022	1,930,321
SKY Perfect JSAT Holdings, Inc.	2,729	1,430,932
Twenty-First Century Fox, Inc.	133,640	3,993,163
Viacom, Inc., Cl. B	117,040	8,517,001
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	524,269	3,060,857

		46,479,894
Textiles, Apparel & Luxury Goods—2.6%
Christian Dior SA	30,830	5,483,626
Consumer Staples—12.4%
Beverages—4.9%
Diageo plc	131,507	4,121,523
Monster Beverage Corp.[1]	49,160	2,998,268
Pernod-Ricard SA	28,230	3,360,705

		10,480,496
Food Products—5.0%
Biostime International Holdings Ltd.	356,500	1,724,153
Kaveri Seed Co. Ltd.	103,322	2,525,456
KWS Saat AG	11,818	3,949,060
Mead Johnson Nutrition Co., Cl. A	11,750	855,870
Vilmorin & Cie	12,470	1,501,999

		10,556,538
Tobacco—2.5%
Swedish Match AB	143,497	5,349,393
Financials—15.3%
Capital Markets—5.4%
Credit Suisse Group AG1	172,662	5,070,802
UBS AG1	187,175	3,671,158
WisdomTree Investments, Inc.[1]	206,440	2,673,398

		11,415,358
Commercial Banks—3.0%
Banco Bilbao Vizcaya Argentaria SA	335,206	3,160,533
BNP Paribas SA	49,380	3,213,223

		6,373,756
Diversified Financial Services—5.2%
Bank of America Corp.	286,493	4,182,798
Citigroup, Inc.	65,880	3,434,983
Investment AB Kinnevik, Cl. B	110,476	3,325,773

		10,943,554
Insurance—1.7%
Assured Guaranty Ltd.	161,533	3,495,574
Health Care—0.7%
Health Care Providers & Services—0.7%
Rhoen-Klinikum AG	60,000	1,451,214
Industrials—2.5%
Machinery—2.5%
KSB AG	4,993	2,841,039
Navistar International Corp.[1]	70,373	2,403,238

		5,244,277
Information Technology—17.6%
Computers & Peripherals—1.1%
Apple, Inc.	4,900	2,217,250
Electronic Equipment, Instruments, & Components—0.5%
RealD, Inc.[1]	106,910	1,138,592
Internet Software & Services—11.8%
Baidu, Inc., Sponsored ADR[1]	46,850	6,198,723
Blinkx plc[1]	3,458,830	6,883,720
eBay, Inc.[1]	68,138	3,522,053
Google, Inc., Cl. A1	5,880	5,219,088
Yandex NV, Cl. A1	90,360	2,936,700

		24,760,284
IT Services—1.1%
Wirecard AG	78,243	2,415,853
Software—3.1%
Guidance Software, Inc.[1]	416,560	3,819,855

1	OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Software (Continued)
TiVo, Inc.[1]	252,649	$2,791,772

		6,611,627
Materials—4.0%
Chemicals—4.0%
Chr. Hansen Holding AS	96,827	3,205,199
Fuchs Petrolub AG, Preference	23,600	1,768,620
Monsanto Co.	36,750	3,630,165

		8,603,984
Telecommunication Services—15.4%
Diversified Telecommunication Services—3.1%
Jazztel plc[1]	265,000	2,414,105
Level 3 Communications, Inc.[1]	70,000	1,543,500
Ziggo NV	69,000	2,740,365

		6,697,970
Wireless Telecommunication Services—12.3%
KDDI Corp.	41,800	2,305,513
Millicom International Cellular SA, SDR	60,797	4,854,118
NII Holdings, Inc.[1]	395,270	2,838,039
Rogers Communications, Inc., Cl. B	76,253	3,046,853
Softbank Corp.	39,500	2,508,978
Telephone & Data Systems, Inc.	264,842	7,020,961
United States Cellular Corp.	86,270	3,425,782

		26,000,244
Utilities—1.6%
Gas Utilities—1.6%
National Fuel Gas Co.	51,410	3,332,910

Total Common Stocks (Cost $169,482,558)		207,939,644

Investment Company—1.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[2,3] (Cost $3,408,600)	3,408,600	3,408,600
Total Investments, at Value (Cost $172,891,158)	99.9%	211,348,244
Assets in Excess of Other Liabilities	0.1	121,260

Net Assets	100.0%	$211,469,504

2	OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares April 30, 2013	Gross Additions	Gross Reductions	Shares July 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	2,537,943	21,391,501	20,520,844	3,408,600

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$3,408,600	$795

3.	Rate shown is the 7-day yield as of July 31, 2013.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$105,367,965	49.9%
Germany	14,356,107	6.8
France	13,559,553	6.4
Sweden	13,529,284	6.4
United Kingdom	11,005,243	5.2
Japan	8,746,783	4.1
Switzerland	8,741,960	4.1
China	7,922,876	3.7
Spain	5,574,638	2.6
Mexico	5,028,405	2.4
Denmark	3,205,199	1.5
Portugal	3,060,857	1.5
Canada	3,046,853	1.5
Russia	2,936,700	1.4
Netherlands	2,740,365	1.3
India	2,525,456	1.2

Total	$211,348,244	100.0%

3	OPPENHEIMER GLOBAL VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on

4	OPPENHEIMER GLOBAL VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market

5	OPPENHEIMER GLOBAL VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)    Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)    Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)    Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of July 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stock
Consumer Discretionary	$46,443,674	$14,407,096	$—	$60,850,770
Consumer Staples	3,854,138	22,532,289	—	26,386,427
Financials	13,786,753	18,441,489	—	32,228,242
Health Care	—	1,451,214	—	1,451,214
Industrials	2,403,238	2,841,039	—	5,244,277
Information Technology	27,844,033	9,299,573	—	37,143,606
Materials	3,630,165	4,973,819	—	8,603,984
Telecommunication Services	17,875,135	14,823,079	—	32,698,214
Utilities	3,332,910	—	—	3,332,910
Investment Company	3,408,600	—	—	3,408,600

Total Assets	$122,578,646	$88,769,598	$—	$211,348,244

6	OPPENHEIMER GLOBAL VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Commons Stocks
Consumer Discretionary	$(8,919,842)	$8,919,842
Consumer Staples	(12,389,140)	12,389,140
Financials	(4,582,247)	4,582,247
Health Care	(1,281,656)	1,281,656
Industrials	(2,544,334)	2,544,334
Information Technology	(6,705,800)	6,705,800
Materials	(2,615,596)	2,615,596
Telecommunication Services	(9,718,403)	9,718,403

Total Assets	$(48,757,018)	$48,757,018

*	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

7	OPPENHEIMER GLOBAL VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$173,790,378

Gross unrealized appreciation	$38,812,496
Gross unrealized depreciation	(1,254,630)

Net unrealized appreciation	$37,557,866

8	OPPENHEIMER GLOBAL VALUE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Value Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 9/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 9/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 9/11/2013